Condensed Consolidated Statements of Operations And Comprehensive Loss - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenue
($44,028 and $24,404 from related parties, respectively)	$ 184,833	$ 103,825	$ 148,857	$ 113,955
Costs and operating expenses:
Costs of revenue, excluding depreciation and amortization of intangible assets	118,969	55,060	79,976	58,612
Research and development	57,848	39,169	53,941	36,273
Sales and marketing	39,978	33,951	47,672	31,629
General and administrative	138,537	40,189	54,211	37,217
Depreciation and amortization expense	7,371	5,668	7,761	5,330
Total costs and operating expenses	362,703	174,037	243,561	169,061
Loss from operations	(177,870)	(70,212)	(94,704)	(55,106)
Interest income and other income (expense), net	1,410	4,547	5,535	2,794
Loss before benefit (expense) from income taxes and loss from equity method investment	(176,460)	(65,665)	(89,169)	(52,312)
Benefit (expense) from income taxes	(330)	22	803
Loss from equity method investment	(1,250)
Net loss	(178,040)	(65,643)	(88,366)	(52,312)
Net loss attributable to non-controlling interest	(3,920)	(884)	(1,176)	362
Net loss attributable to American Well Corporation	$ (174,120)	$ (64,759)	$ (87,190)	$ (52,674)
Net loss per share attributable to common stockholders, basic and diluted	$ (3.38)	$ (1.55)	$ (2.12)	$ (1.30)
Weighted-average common shares outstanding, basic and diluted	51,492,988	41,805,929	41,138,798	40,583,826
Net loss	$ (178,040)	$ (65,643)	$ (88,366)	$ (52,312)
Other comprehensive loss, net of tax:
Unrealized loss on available-for-sale investments	(415)	(938)	(874)	1,324
Foreign currency translation	215	(188)	(227)	27
Comprehensive loss	(178,240)	(66,769)	(89,467)	(50,961)
Less: Comprehensive loss attributable to non-controlling interest	(3,920)	(884)	(1,176)	362
Comprehensive loss attributable to American Well Corporation	$ (174,320)	$ (65,885)	$ (88,291)	$ (51,323)